Commitments And Contingencies (Details) (USD $) In Millions, unless otherwise specified	1 Months Ended	12 Months Ended
	Aug. 31, 2010 years	Jun. 30, 2011 years	Apr. 30, 2007
Commitments And Contingencies [Abstract]
Term of employment agreement with CEO, in years		3
Minimum commitment fee payable to vendor for license agreement	$ 2.5		$ 1.0
Renewal term of license agreement, in years	2
License agreement, expiration date	August 2012